Variable Interest Entities SpringCastle 2014-A Securitization (Details) - USD ($) $ in Millions	Oct. 03, 2014	Dec. 31, 2015	Mar. 09, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Long-term debt, gross		$ 10,101
Springleaf Acquisition Corporation | SpringCastle 2014-A Notes, Class C
Debt Instrument [Line Items]
Long-term debt, gross			$ 232
Springleaf Acquisition Corporation | SpringCastle 2014-A Notes, Class D
Debt Instrument [Line Items]
Long-term debt, gross			$ 131
Spring Castle Credit Funding LLC | Asset-backed securities
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,600
Weighted Average Yield of Notes	4.68%
Proceeds from issuance of debt, net	$ 2,600
Long-term debt, unpaid balance				$ 1,500
Notes purchased from SAC	363
Debt instrument, retained by co-issuer	$ 62
Noncontrolling interest, ownership percentage	30.00%